Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest cost for defined benefits plan	$ 108,699	$ 83,463	$ 37,907
Interest income from the plan assets	(27)	(42)	(78)
Losses from remeasurement of defined benefit plans	576,143	177,527	4,941
Other Comprehensive Income
Disclosure Of Defined Benefit Plans [Line Items]
Current service cost for defined benefits plan	11,255	6,384	4,074
Interest cost for defined benefits plan	357,751	269,331	112,196
Interest income from the plan assets	(251,095)	(190,284)	(79,193)
Past service cost	(8,643)	(850)	5,923
Interest cost on asset ceiling components	2,016	4,373	4,305
Expenses recognized in Profit or Loss	111,284	88,954	47,305
Losses from remeasurement of defined benefit plans	576,143	177,527	4,941
Total expense recognized in Comprehensive Income	$ 687,427	$ 266,481	$ 52,246